SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Estimated useful lives
Servers and network equipment	3 years
Infrastructure systems	3 - 10 years
Office furniture and equipment	3 years
Buildings	10 - 20 years
Leasehold improvements	the shorter of 5 years or the remaining period of the lease term
Other equipment	3 - 5 years
Purchased technologies and licenses	the shorter of 5 years or the underlying license terms

Schedule of estimated useful lives of intangible assets

Estimated useful lives
Software	1.1 - 7.1 years
Customer relationships	1.1 - 15.0 years
Contracts with suppliers	0.9 - 5.9 years
Patents and licenses	3.4 - 7.1 years
Non-compete agreements	1.1 - 2.0 years